SHORT-TERM INVESTMENTS (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ShortTermInvestmentsLineItems [Line Items]
Investment interest rate		4.64%
Minimum [Member]
ShortTermInvestmentsLineItems [Line Items]
Investment interest rate	1.98%
Maturies date	120 days	120 days
Maximum [Member]
ShortTermInvestmentsLineItems [Line Items]
Investment interest rate	4.64%
Maturies date	270 days	365 days